Reconciliation of Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	$ 168,481	$ 164,727	$ 154,330	$ 157,739
SI Financial Group, Inc. [Member]
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	168,481	164,727
Holding company equity not available for regulatory capital	8,000	8,000
Accumulated losses (gains) on available for sale securities	1,434	681
Intangible assets	(15,383)	(14,493)
Total tier 1 capital	162,532	158,915
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	12,794	12,272
Total capital per regulatory reporting	175,326	171,187
Savings Institute Bank and Trust Company [Member]
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	160,495	155,470
Holding company equity not available for regulatory capital	0	0
Accumulated losses (gains) on available for sale securities	1,397	696
Intangible assets	(15,383)	(14,493)
Total tier 1 capital	146,509	141,673
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	12,794	12,272
Total capital per regulatory reporting	$ 159,303	$ 153,945